Intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Opening net book amount	¥ 175,417,000	¥ 67,712,000
Additions	282,000	6,886,000
Business combination (Note 30)	229,980,000	105,004,000
Disposal of subsidiaries (Note 31)	(161,529,000)	(383,000)
Amortisation	(8,130,000)	(3,336,000)	¥ (2,395,000)
Impairment loss (Note)	(26,933,000)	(1,405,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(658,000)	939,000
Closing net book amount	208,429,000	175,417,000	67,712,000
Goodwill from acquisition of subsidiaries	148,564,000	61,534,000
Goodwill
Intangible assets
Opening net book amount	115,180,000	54,479,000
Business combination (Note 30)	148,564,000	61,534,000
Disposal of subsidiaries (Note 31)	(102,971,000)	(367,000)
Impairment loss (Note)	(18,809,000)	(1,405,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(652,000)	939,000
Closing net book amount	141,312,000	115,180,000	54,479,000
Computer software
Intangible assets
Opening net book amount	9,521,000	3,625,000
Additions	282,000	6,886,000
Business combination (Note 30)	220,000
Disposal of subsidiaries (Note 31)	(233,000)	(16,000)
Amortisation	(2,098,000)	(974,000)
Closing net book amount	7,692,000	9,521,000	3,625,000
Medical licenses
Intangible assets
Opening net book amount		179,000
Amortisation		(179,000)
Closing net book amount			179,000
Tradenames
Intangible assets
Opening net book amount	50,716,000	9,429,000
Business combination (Note 30)	81,197,000	43,470,000
Disposal of subsidiaries (Note 31)	(58,325,000)
Amortisation	(6,032,000)	(2,183,000)
Impairment loss (Note)	(8,124,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(7,000)
Closing net book amount	59,425,000	50,716,000	¥ 9,429,000
Property, plant and equipment
Intangible assets
Impairment loss (Note)	(6,036,000)
Cost
Intangible assets
Opening net book amount	194,322,000
Closing net book amount	262,334,000	194,322,000
Cost | Goodwill
Intangible assets
Opening net book amount	116,585,000
Closing net book amount	161,527,000	116,585,000
Cost | Computer software
Intangible assets
Opening net book amount	13,189,000
Closing net book amount	13,393,000	13,189,000
Cost | Medical licenses
Intangible assets
Opening net book amount	11,178,000
Closing net book amount	11,178,000	11,178,000
Cost | Tradenames
Intangible assets
Opening net book amount	53,370,000
Closing net book amount	76,236,000	53,370,000
Impairment
Intangible assets
Closing net book amount	(28,339,000)
Impairment | Goodwill
Intangible assets
Closing net book amount	(20,215,000)
Impairment | Tradenames
Intangible assets
Closing net book amount	(8,124,000)
Accumulated depreciation
Intangible assets
Opening net book amount	(18,905,000)
Closing net book amount	(25,566,000)	(18,905,000)
Accumulated depreciation | Goodwill
Intangible assets
Opening net book amount	(1,405,000)
Closing net book amount		(1,405,000)
Accumulated depreciation | Computer software
Intangible assets
Opening net book amount	(3,668,000)
Closing net book amount	(5,701,000)	(3,668,000)
Accumulated depreciation | Medical licenses
Intangible assets
Opening net book amount	(11,178,000)
Closing net book amount	(11,178,000)	(11,178,000)
Accumulated depreciation | Tradenames
Intangible assets
Opening net book amount	(2,654,000)
Closing net book amount	¥ (8,687,000)	¥ (2,654,000)